Share-Based Payments - Schedule of Stock Option Activity (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Number of share options under the 2012 Plan [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding Beginning Balance	148,433	148,433
Exercised during the six months ended June 30
Outstanding Ending Balance	148,433	148,433
thereof vested / exercisable	148,433	148,433
Number of share options under the 2017 Plan [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding Beginning Balance	888,632	888,632
Exercised during the six months ended June 30
Outstanding Ending Balance	888,632	888,632
thereof vested / exercisable	888,632	888,632
Number of share options under the LTIP [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding Beginning Balance	8,905,446	6,584,946
Granted during the six months ended June 30,	2,452,000	2,275,000
Exercised during the six months ended June 30
Forfeited during the six months ended June 30,	(110,500)	(7,000)
Outstanding Ending Balance	11,246,946	8,852,946
thereof vested / exercisable	9,375,196	6,588,696